Interest and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Interest and Other Expenses [Abstract]
Interest and Other Expenses
Interest and other expenses consisted of the following:

Year Ended December 31	2012	2011	2010
Interest expense	$41.8	$42.8	$43.7
Interest income	(6.6)	(7.3)	(6.2)
Foreign exchange losses	0.9	2.8	3.3
Miscellaneous expenses, net	7.2	6.0	2.4
Interest and other expenses	$43.3	$44.3	$43.2